Award Timing Disclosure	12 Months Ended
Aug. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close to Time to the Release of Material Nonpublic Information

With respect to the timing of equity awards, our practice is to grant annual equity awards on September 1 of each year. This timing is dependent upon a sufficient number of shares of our common stock reserved under our stockholder-approved equity plan. If there is an insufficient number of shares of our common stock reserved under our stockholder-approved equity plan, then the timing of our equity grants may be delayed until shortly after stockholder approval of a new equity plan or an increase in the share reserve under the existing plan. We intend not to grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not to time the public release of such information based on stock option grant dates.

Award Timing Method	With respect to the timing of equity awards, our practice is to grant annual equity awards on September 1 of each year. This timing is dependent upon a sufficient number of shares of our common stock reserved under our stockholder-approved equity plan. If there is an insufficient number of shares of our common stock reserved under our stockholder-approved equity plan, then the timing of our equity grants may be delayed until shortly after stockholder approval of a new equity plan or an increase in the share reserve under the existing plan. We intend not to grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not to time the public release of such information based on stock option grant dates.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false